Discontinued Operations - Additional Information (Detail) - USD ($) $ in Thousands				12 Months Ended
	Aug. 11, 2018	Oct. 23, 2017	Aug. 11, 2017	Mar. 28, 2020	Mar. 30, 2019	Mar. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale total consideration		$ 134,982
Legal and professional fees		(3,759)
Debt extinguishment charges				$ 0	$ 0	$ 3,415
Inventory purchased	$ 2,300	89,101
Operating income				(552)	(381)	5,598
Company incurred transaction related costs of discontinued operations				0	$ 0	$ 72,615
Mayors Disposal Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale total consideration		$ 106,800
Legal and professional fees			$ 3,800
Debt extinguishment charges			3,500
Discontinued operations for obsolescence reserve on inventory			$ 2,700
Sales tax audit, stay bonuses and termination expenses				$ 600
Mayor's Jewelers, Inc [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Dealer agreement term	5 years
Mayor's Jewelers, Inc [Member] | Inventory Purchase Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Inventory purchased	$ 1,800